Employee Future Benefits - Fair Value of Plan Assets by Major Category (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Disclosure of fair value of plan assets [line items]
Loans	$ 1			$ 2
Alternative funds	46			44
Money market and cash and cash equivalents	23			21
Total	257	$ 23	$ 17	284
Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	12			12
US
Disclosure of fair value of plan assets [line items]
Equity securities				6
International
Disclosure of fair value of plan assets [line items]
Equity securities	53			86
Private
Disclosure of fair value of plan assets [line items]
Equity securities	1			1
A - AAA
Disclosure of fair value of plan assets [line items]
Bonds	99			92
BBB
Disclosure of fair value of plan assets [line items]
Bonds	17			16
Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	5			4
A
Disclosure of fair value of plan assets [line items]
Loans	1			1
Level I
Disclosure of fair value of plan assets [line items]
Loans	0			0
Alternative funds	0			0
Money market and cash and cash equivalents	2			2
Total	2			3
Level I | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	0			0
Level I | US
Disclosure of fair value of plan assets [line items]
Equity securities				0
Level I | International
Disclosure of fair value of plan assets [line items]
Equity securities	0			0
Level I | Private
Disclosure of fair value of plan assets [line items]
Equity securities	0			0
Level I | A - AAA
Disclosure of fair value of plan assets [line items]
Bonds	0			0
Level I | BBB
Disclosure of fair value of plan assets [line items]
Bonds	0			1
Level I | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	0			0
Level II
Disclosure of fair value of plan assets [line items]
Loans	1			2
Alternative funds	0			0
Money market and cash and cash equivalents	19			19
Total	104			160
Level II | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	12			12
Level II | US
Disclosure of fair value of plan assets [line items]
Equity securities				6
Level II | International
Disclosure of fair value of plan assets [line items]
Equity securities	53			86
Level II | Private
Disclosure of fair value of plan assets [line items]
Equity securities	0			0
Level II | A - AAA
Disclosure of fair value of plan assets [line items]
Bonds	18			30
Level II | BBB
Disclosure of fair value of plan assets [line items]
Bonds	1			5
Level II | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	0			0
Level III
Disclosure of fair value of plan assets [line items]
Loans	0			0
Alternative funds	46			44
Money market and cash and cash equivalents	2			0
Total	151			121
Level III | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	0			0
Level III | US
Disclosure of fair value of plan assets [line items]
Equity securities				0
Level III | International
Disclosure of fair value of plan assets [line items]
Equity securities	0			0
Level III | Private
Disclosure of fair value of plan assets [line items]
Equity securities	1			1
Level III | A - AAA
Disclosure of fair value of plan assets [line items]
Bonds	81			62
Level III | BBB
Disclosure of fair value of plan assets [line items]
Bonds	16			10
Level III | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	$ 5			$ 4